Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 CommScope Holding Company, Inc. [Member]	Dec. 31, 2012 CommScope Holding Company, Inc. [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]
Assets
Cash and cash equivalents	$ 305,188	$ 346,320	$ 35		$ 346,320	$ 264,375
Accounts receivable, less allowance for doubtful accounts	714,980	607,489			607,489	596,050
Receivable from subsidiary			18,520	4,957
Inventories, net	410,776	372,187			372,187	311,970
Prepaid expenses and other current assets	66,234	71,818			71,818	53,790
Deferred income taxes	49,779	55,609			55,609	61,072
Total current assets	1,546,957	1,453,423			1,453,423	1,287,257
Accumulated depreciation, Property, plant and equipment	303,364	310,143			310,143	355,212
Goodwill	1,445,712	1,450,506			1,450,506	1,473,932
Other intangible assets, net	1,378,051	1,422,192			1,422,192	1,578,683
Other noncurrent assets	100,004	97,791	10,283		97,791	98,180
Investment in subsidiary			1,622,563	1,182,282
Total Assets	4,774,088	4,734,055	1,651,401	1,187,239	4,734,055	4,793,264
Liabilities and Stockholders' Equity
Accounts payable	296,568	251,639			251,639	194,301
Other accrued liabilities	272,190	332,280	7,711	4,957	332,280	344,542
Current portion of long-term debt	9,097	9,462			9,462	10,776
Total Current Liabilities	577,855	593,381			593,381	549,619
Long-term debt	2,503,542	2,505,090	550,000		2,505,090	2,459,994
Deferred income taxes	391,293	386,527			386,527	429,312
Pension and other postretirement benefit liabilities	40,308	40,349			40,349	72,317
Other noncurrent liabilities	102,390	120,692	5,674		120,692	99,740
Total Liabilities	3,615,388	3,646,039	563,385	4,957	3,646,039	3,610,982
Commitments and contingencies
Stockholders' equity:
Preferred Stock
Common Stock	1,872	1,868	1,868	1,558	1,868	1,558
Additional paid-in capital	2,107,467	2,101,350	2,101,350	1,655,379	2,101,350	1,655,379
Retained earnings (accumulated deficit)	(913,804)	(978,291)	(978,291)	(447,687)	(978,291)	(447,687)
Accumulated other comprehensive loss	(26,200)	(26,276)	(26,276)	(16,646)	(26,276)	(16,646)
Treasury stock	(10,635)	(10,635)	(10,635)	(10,322)	(10,635)	(10,322)
Total Stockholders' Equity	1,158,700	1,088,016	1,088,016	1,182,282	1,088,016	1,182,282
Total liabilities and stockholders' equity	$ 4,774,088	$ 4,734,055	$ 1,651,401	$ 1,187,239	$ 4,734,055	$ 4,793,264